Non-Controlling Interest (Details) - Schedule of controlling and non-controlling interest - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Schedule of controlling and non-controlling interest [Abstract]
Balance at beginning of year	$ 36,010	$ 24,800
Balance at the end of the year	41,161	36,010
Share of profits and losses for the year	1,659	(105)
Share of translation effects of foreign subsidiaries	$ 3,492	$ 11,315